CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 119,237	$ 255,706
Short term investments - available for sale (Note 3)	54,940
Accounts receivable, net	201,338	164,907
Unbilled revenue	126,850	101,431
Other receivables	13,788	12,451
Deferred tax asset (Note 13)	14,662	5,623
Prepayments and other current assets	21,424	20,592
Income taxes receivable (Note 13)	8,183	18,966
Total current assets	560,422	579,676
Other Assets:
Property, plant and equipment, net (Note 6)	168,461	170,861
Goodwill (Note 4)	253,393	175,860
Non-current other assets	4,583	4,353
Non-current income taxes receivable (Note 13)	10,272	482
Non-current deferred tax asset (Note 13)	10,076	10,028
Intangible assets (Note 5)	28,260	8,278
Total Assets	1,035,467	949,538
Current Liabilities:
Accounts payable	5,340	12,314
Payments on account	150,792	134,240
Other liabilities (Note 7)	145,963	99,199
Deferred tax liability (Note 13)	1,183	956
Income taxes payable (Note 13)	3,630	2,634
Total current liabilities	306,908	249,343
Other Liabilities:
Non-current other liabilities (Note 8)	20,038	4,659
Non-current government grants (Note 11)	1,351	1,470
Non-current income taxes payable (Note 13)	5,231	10,205
Non-current deferred tax liability (Note 13)	20,395	13,862
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, (Note 12) 60,135,603 shares issued and outstanding at December 31, 2011 and 60,247,092 shares issued and outstanding at December 31, 2010.	5,055	5,063
Additional paid-in capital	211,549	196,960
Capital redemption reserve (Note 12)	44
Accumulated other comprehensive income (Note 19)	(16,446)	396
Retained earnings	481,342	467,580
Total Shareholders' Equity	681,544	669,999
Total Liabilities and Shareholders' Equity	$ 1,035,467	$ 949,538